Convertible Promissory Notes Payable	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Convertible Promissory Notes Payable [Text Block]
8.	Convertible Promissory Notes Payable

	April 30, 2014	January 31, 2014

Revolving Credit Facility, bearing interest at 12% per annum, due August 16, 2014(i)	$100,000	$500,000

Revolving Credit Facility, bearing interest at 12% per annum, due January 31, 2014 (i)	-	275,000

First and Second Kalamalka Amendment Agreement, bearing interest at 6% per annum, collateralized by a priority general security agreement over all of the present and future assets of the company ranked pari passu to promissory notes (Note 7(i)), due October 1, 2016 (i)	600,000	-

Convertible promissory note payable, non-interest bearing due, February 9, 2014 (ii)	-	128,704

Convertible promissory note payable, non-interest bearing, due November 13, 2014 (iii)	124,444	124,444

Convertible promissory notes, bearing interest at 8% per annum, due September 23, 2014 (iv)	93,622	91,688

Convertible promissory notes, bearing interest at 8% per annum, due September 17, 2014 (v)	85,733	84,085
Less: debt discounts	(150,758)	(179,957)
	853,041	1,023,964
Less: current portion	(250,000)	(1,022,294)
	$603,041	$1,670

(i)	Revolving Credit Facilities with Kalamalka Partners

August, 2012 Credit Facility

On August 10, 2012, the Company and its wholly owned subsidiary, Naked, entered into the Agency Agreement with Kalamalka and certain lenders (the “Lenders”) as set out in the Agency Agreement whereby the Company agreed to borrow up to $800,000 from the Lenders under a revolving loan arrangement by the issuance of convertible promissory notes (the “Notes”) from time to time as such funds are required by the Company.

During the year ended January 31, 2013, the Company issued convertible promissory notes in the aggregate principal amount of $500,000 and an aggregate of 100,000 share purchase warrants to the Lenders (the “Lender Warrants”) exercisable into one common share of the Company as follows: 25,000 Lender Warrants exercisable at $0.25 until August 10, 2015, 25,000 Lender Warrants exercisable at $0.50 until August 10, 2015 and 50,000 Lender Warrants exercisable at $0.25 until August 10, 2014.

The Notes were initially bearing interest at 12% per annum, calculated and payable monthly. The principal amount outstanding under any Note and all accrued and unpaid interest therein, were initially convertible into common shares of the Company at $0.75 per share at any time at the option of the Lender. These terms were later amended, as set forth below.

The Notes are collateralized by a first priority general security agreement over the present and future assets of the Company.

The Notes may be prepaid at any time at the option of the Company with 60 days’ written notice to Kalamalka (the “Agent”) under the Agency Agreement. Prepayments must be accompanied by a 1% prepayment fee and the prepaid amount will form a pool of stand-by funds that will continue to accrue interest at a rate of 4% per annum, calculated and payable monthly.

Pursuant to the guidance of ASC 470-20 Debt with Conversion and Other Options, the Company allocated the proceeds from the issuance of the Closing Notes between the Closing Notes and the detachable Lender warrants using the relative fair value method. The fair value of the Lender Warrants of $22,100 at issuance resulted in a debt discount at issuance of $20,940, which is being amortized using the effective interest method over the term of the Notes. During the three months ended April 30, 2014, the Company recorded accretion expense of $5,587 (2013: $2,525) in respect of the accretion of this discount and $10,356 (2013: $14,247), in interest in respect of these Notes.

In consideration for the convertible debt issued, the Company issued an aggregate of 1,148,000 share purchase warrants to non-lenders as follows: (i) 948,000 share purchase warrants to the Agent as consideration for facilitating the loan (the “Agent’s Warrants”), of which 448,000 were exercisable into common shares of the Company at $0.25 per share for a period of two years and 500,000 were exercisable into common shares of the Company at $0.50 per share for a period of two years; and (ii) 200,000 share purchase warrants to certain non-lenders as consideration for a $200,000 bridge loan provided to the Company prior to the closing of the Agency Agreement (the “Bridge Loan Warrants”), of which 125,000 Bridge Loan Warrants were exercisable into common shares of the Company at $0.25 per share for a period of three years and 75,000 Bridge Loan Warrants were exercisable into common shares of the Company at $0.50 per share for a period of three years. The fair value of the Agent’s Warrants and the Bridge Loan Warrants of $237,500 was recorded as a deferred financing charge and is being amortized to income over the term of the Notes using the effective interest method. During the three months ended April 30, 2014, the Company had recorded financing expense of $15,332 (2013: $23,385) in respect of the amortization of these charges. Accumulated amortization as at January 31, 2014 was $153,988 (January 31, 2014: $138,656).

The fair value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants at issuance was determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	0.29%
Expected life (years)	2.20
Expected volatility (1)	201.94%
Estimated stock price at date of issuance (2)	$0.25
Dividend yields	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

(2) The estimated stock price of $0.25 per share was determined with reference to the subscription price of the most recent share offerings for which the funds raised were being used to provide financing to the Company. This was considered to be the most appropriate basis on which to estimate the fair value of the Company’s stock as, at the time of the transaction, the Company’s stock was not being traded on an active market.

Funds advanced under the loan were restricted for inventory and accounts receivable whereby we could fund up to 90% of the Company’s accounts receivable and inventory (the “Borrowing Margin Requirements”). “Inventory” included raw materials in transit and in our possession, materials in the course of production, work in progress and unsold finished goods, all valued at cost. Receivables were marginable until 60 days from the invoice date, after which time such receivables had no value for margining purposes, except that up to $10,000 of receivables were marginable if such receivables were more than 60 days old but less than 90 days old.

First Amendments

During the year ended January 31, 2013, the Company’s borrowing exceeded the required margins and these Notes entered into default. As a result, on July 22, 2013, the Company entered into an Amendment Agreement with Kalamalka and the Lenders. Pursuant to the Amendment Agreement, the Company amended the Notes to reduce the conversion price from $0.75 to $0.50 per share and amended the terms of the Lender Warrants, Bridge Loan Warrants and Agent’s Warrants such that the expiry of all of the warrants was extended by three years. In addition, the Amendment Agreement reduced the total commitment of the revolving loan facility from $800,000 to the $500,000 already advanced.

The amendments were considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting and calculated a loss on extinguishment of debt of $485,704 as the premium of the aggregate fair value of the amended notes of $778,553 over their carrying values of $488,849 immediately prior to the amendments, plus the fair value of the modification of the Lender Warrants, Bridge Loan Warrants and Agent’s Warrants. The Company calculated the fair value of the amended convertible promissory notes by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the Black Scholes option pricing model to determine the fair value of the conversion features, using the following assumptions:

Risk-free interest rate	0.10%
Expected life (years)	1.07
Expected volatility (1)	151.47%
Stock price	$0.52
Dividend yields	0.00%

The fair value of the modification of the Lender Warrants, Bridge Loan Warrants and Agent’s Warrants of $196,000 was determined as the difference between the fair value of these warrants immediately prior to the amendments and the fair value of these warrants immediately after the amendment. The fair values were determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	1.03%
Expected life (years)	4.25
Expected volatility (1)	249.92%
Stock price at date of issuance	$0.52
Dividend yields	0.00%

(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The loss was recorded on the consolidated statement of operations during the year ended January 31, 2014, with a corresponding credit to additional paid in capital. In connection with the reduction in borrowing capacity, the Company wrote off $56,555 of unamortized deferred finance charges in proportion to the decrease in the borrowing capacity, and incurred $2,520 in deferred financing fees in connection with the amendments. This cost was recognized as finance charges on the consolidated statement of operations during the year ended January 31, 2014. On April 4, 2014, $400,000 of the $500,000 principle balance was further amended and included in the First Kalamalka Amended Agreement below.

Second Amendments

On April 4, 2014, the Company entered into another Amendment Agreement (the “First Kalamalka Amendment Agreement”) with Kalamalka and certain of the Lenders as set out in the Amendment Agreement (collectively, the “First Tranche Lenders”) amending the Agency and Interlender Agreement dated August 10, 2012 (the “First Agency Agreement”). In connection with the First Agency Agreement, the Company amended several of the Notes in the aggregate principal amount of $400,000 (the “First Tranche Kalamalka Notes”) as follows; (i) the Company extended the due date of the First Tranche Kalamalka Notes to October 1, 2016; (ii) the Company reduced the interest rate accruing under the First Tranche Kalamalka Notes to 6% per annum, calculated and payable quarterly, in cash or in kind; (iv) the Company removed the Borrowing Margin Requirements; (iii) the Company amended the First Tranche Kalamalka Notes to reduce the conversion price from $0.50 per share to $0.25 per share; and (v) 500,000 share purchase warrants exercisable at a strike price of $0.50 until August 10, 2017 held by Kalamalka and 100,000 share purchase warrants at a strike price of $0.50 until August 10, 2018 (the “Existing Warrants”) were exchanged for 600,000 New Warrants, as defined and described below (the “Exchanged Warrants”).

As consideration for facilitating such amendments, the Company granted 1,200,000 share purchase warrants to the First Tranche Lenders and Kalamalka (the “New Warrants”).

Each New Warrant is exercisable into one common share at a price of $0.15 per share for a period of five years from the closing date of the Subsequent Financing (Note 14). The Company has the right to call the New Warrants if the volume weighted average closing price of the Company’s shares exceeds $0.40 per share for more than 20 consecutive trading days at any time after twenty four months following the closing date. In that event, the New Warrants will expire 30 days following the date the Company delivers notice in writing to the warrant holders announcing the call of the New Warrants. In addition, the New Warrants contain piggyback registration rights on any subsequent registration statement filed with the Securities and Exchange Commission (the “SEC”), including, without limitation, any registration statement that may be required to be filed with the SEC in connection with the Subsequent Financing (Note 14).

The Company assessed the guidance under ASC 470-60 Troubled Debt Restructurings and determined that this guidance did not apply to the amendments. The amendments were considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting and calculated a loss on extinguishment of debt of $480,900 as the premium of the aggregate fair value of the amended notes and New Warrants and Exchanged Warrants of $857,300 over their carrying values of $376,400 immediately prior to the amendments. The Company calculated the fair value of the amended Notes by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the Black Scholes option pricing model to determine the fair value of the conversion features, using the following assumptions:

Risk-free interest rate	0.66%
Expected life (years)	2.50
Expected volatility (1)	141.72%
Stock price	$0.23
Dividend yields	0.00%

The fair value of the New Warrants of $256,400 was determined using the Black Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.71%
Expected life (years)	5.00
Expected volatility (1)	149.76%
Stock price at date of issuance	$0.23
Dividend yields	0.00%

The fair value of the Exchanged Warrants of $23,300 was determined as the difference between the fair value of these warrants exchanged and the fair value of the New Warrants received. The fair values were determined using the Black Scholes option pricing model with the following weighted average assumptions:

	Existing	Exchanged
	Warrants	Warrants
Risk-free interest rate	0.96%	1.71%
Expected life (years)	3.52	5.00
Expected volatility (1)	146.70%	149.76%
Stock price at date of issuance	$0.23	$0.23
Dividend yields	0.00%	0.00%

(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The loss was recorded on the condensed consolidated interim statement of operations during the three months ended April 30, 2014, with a corresponding credit to additional paid in capital. In connection with the First Kalamalka Amendment Agreement and the Second Kalamalka Amendment Agreement (as defined and described below), the Company incurred $35,040 in deferred financing fees in connection with the amendments. These cost have been recorded as a deferred financing charge and are being amortized using the effective interest method over the term of the Notes. During the three months ended April 30, 2014, the Company recorded financing expense of $2,027 (2013: $Nil) in respect of the amortization of these charges.

Subsequent to April 30, 2014, the remaining Note in the aggregate principal amount of $100,000 plus $1,868 in accrued interest therein was settled by the issuance of 1,018,685 common shares of the Company at a conversion price of $0.10 per share.

November, 2013 Credit Facility

On November 14, 2013, the Company entered into an Agency and Interlender Agreement dated November 14, 2013 (the “Agency Agreement”) with Kalamalka, and certain lenders as set out in the Agency Agreement (the “Lenders”), whereby the Company agreed to borrow up to $300,000 from the Lenders from time to time (the “Loan”). In connection with the closing of the Agency Agreement, the Company issued: (i) two convertible promissory notes (collectively, the “Notes”) in the aggregate principal amount of $100,000 and (ii) an aggregate of 125,000 share purchase warrants (each, a “Lender Warrant”) to the Lenders. On November 26, 2013, the Company issued (i) additional Notes in the principal amounts totaling $100,000 and (ii) 125,000 additional Lender Warrants and on December 24, 2013 the Company issued (i) an additional Note in the principal amount of $75,000 and (ii) 115,000 additional Lender Warrants.

Each Lender Warrant is exercisable into one Share at a price of $0.10 per Share for a period of two years from the date of issuance.

Each Note was due on January 31, 2014 (the “Due Date”) and was bearing interest at the rate of 12% per annum, calculated daily and payable on the Due Date. The principal amount outstanding under any Note, and all accrued but unpaid interest thereon, may be converted into shares of common stock of the Company at a price of $0.25 per share at any time at the option of the respective Lender. Repayment of the Notes is secured by general security agreements dated November 14, 2013, as amended and restated, made by each of the Company and its wholly owned subsidiary in favor of Kalamalka, as agent for the Lenders.

As consideration for facilitating the Loans, the Company issued an aggregate of 362,500 warrants (the “Kalamalka Warrants”) to Kalamalka, each Kalamalka Warrant exercisable into Shares at a price of $0.10 per Share for two years from the date of issuance.

Pursuant to the guidance of ASC 470-20 Debt with Conversion and Other Options, the Company allocated the proceeds from the issuance of the Notes between the Notes and the detachable Lender warrants using the relative fair value method.

The Company recorded a beneficial conversion feature in the amount of $17,600 in respect of first tranche of $100,000 issued in connection with the closing of the Agency Agreement. The beneficial conversion feature was calculated based on a comparison of the proceeds of the Notes allocated to the Notes and the fair value of the common stock at the commitment date of the Notes.

The fair value of the Lender Warrants of $58,600 at issuance resulted in a debt discount of $41,225, and along with a beneficial conversion feature of $17,600, resulted in a total debt discount at issuance of $58,825, which was amortized using the effective interest method over the term of the Notes to January 31, 2014. During the three months ended April 30, 2014, the Company recorded accretion expense of $Nil (2013: $Nil) in respect of the accretion of this discount and $5,696 (2013: $Nil), in interest in respect of these Notes.

The fair value of the Agent’s Warrants of $67,600 was recorded as a deferred financing charge and was amortized to income over the term of the Notes to January 31, 2014 using the effective interest method.

The fair value of the Agents Warrants and the Lender Warrants at issuance was determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	0.63%
Expected life (years)	3.00
Expected volatility (1)	144.71%
Stock price at date of issuance	$0.20
Dividend yields	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

On January 31, 2014, the Company did not repay the Notes at maturity. On April 4, 2014; the Company entered into an Amendment Agreement (the “Second Kalamalka Amendment Agreement”) with Kalamalka and certain lenders as set out in the Agreement (collectively, the “Second Tranche Lenders”) amending the Agency and Interlender Agreement dated November 14, 2013 (the “Second Agency Agreement”). In connection with the Second Agency Agreement, the Company amended certain convertible term promissory notes in the aggregate principal amount of $200,000 (the “Second Tranche Notes”) as follows; (i) the Company extended the due date of the Second Tranche Notes to October 1, 2016; (ii) the Company reduced the interest rate accruing under the Second Tranche Notes to 6% per annum, calculated and payable quarterly, in cash or in kind; and (iii) the Company removed the Borrowing Margin Requirements.

As consideration for facilitating such amendments, the Company granted 600,000 New Warrants to the Second Tranche Lenders and to Kalamalka.

Repayment of the First Tranche Notes and the Second Tranche Notes is collateralized by a general security agreement dated November 14, 2013, as amended on April 4, 2014 (the “Kalamalka Security Agreement”), made by the Company in favour of Kalamalka, as agent for the First Tranche Lenders and Second Tranche Lenders, which Kalamalka Security Agreement ranks pari passu with a Security Agreement April 4, 2014 between CSD Holdings LLC, as agent for the certain lenders, Kalamalka, First Tranche Lenders, Second Tranche Lenders, and the Company.

The Company assessed the guidance under ASC 470-60 Troubled Debt Restructurings and determined that this guidance did not apply to the amendments. The amendments were considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting and calculated a loss on extinguishment of debt of $216,500 as the premium of the aggregate fair value of the amended notes and New Warrants of $416,500 over their carrying values of $200,000 immediately prior to the amendments. The Company calculated the fair value of the amended Notes by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the Black Scholes option pricing model to determine the fair value of the conversion features, using the following assumptions:

Risk-free interest rate	0.66%
Expected life (years)	2.50
Expected volatility (1)	141.72%
Stock price	$0.23
Dividend yields	0.00%

The fair value of the New Warrants of $127,700 was determined using the Black Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.71%
Expected life (years)	5.00
Expected volatility (1)	149.76%
Stock price at date of issuance	$0.23
Dividend yields	0.00%

(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The loss was recorded on the condensed consolidated interim statement of operations during the three months ended April 30, 2014, with a corresponding credit to additional paid in capital.

In addition, during the three months ended April 30, 2014, the Company exchanged a Note with an outstanding amount of $76,388, including accrued interest of $1,388, for the issuance of a SPA Note in the same amount (Note 7(i)). The Company assessed the guidance under ASC 470-60 Troubled Debt Restructurings  and determined that this guidance did not apply to the exchange of debt instruments. Under the guidance of ASC 470-50, the exchange was considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting. The Company calculated the fair value of the amended Note by discounting future cash flows using a discount rate representative of current borrowing rates for debt instruments and valuing the discount included in the amended Note with respect to its conversion into a Subsequent Financing (Note 7(i)). There was a trivial gain on settlement which was not recorded in these condensed consolidated interim financial statements.

(ii)

On October 4, 2013, the Company issued an OID (Original Issue Discount) convertible promissory note in the amount of $343,212. The purchase price for this note was $300,000. The note was to mature on February 9, 2014, and was repayable in eight equal instalments of $42,902 over the term of the note (each a “Regular Repayment”).

The note entitles the holder, at its election, at any time on or prior to maturity, to convert all or any portion of the principal amount and any interest outstanding thereon into shares of common stock of the Company at the price of $0.25 per share.

The amounts due under the note were collateralized by a personal guarantee of a director and officer of the Company, who also pledged 4,859,613 shares of his common stock to the lender as collateral.

As additional consideration for entering into the note, the Company issued 200,000 common shares to the lender (the “Fee Shares”). The fair value at issuance of the Fee Shares of $48,000, determined with reference to the quoted market price of these shares at the date of issuance, was recorded as a debt discount at issuance, which was being amortized using the effective interest method over the term of the note.

In addition, the lender was entitled to 5,000 common shares in the event the Company did not make a Regular Repayment when due and payable under the terms of the note. During the three months ended April 30, 2014, the Company requested an extension on the sixth, seventh and eighth Regular Repayments and, consequently Company issued 15,000 common shares to the lender. The fair value of these shares of $1,250, which was determined with reference to the quoted market price of the Company’s stock on the commitment date, was recorded as a charge to general and administrative expense in the consolidated statement of operations for the three months ended April 30, 2014.

During the three months ended April 30, 2014, the Company recorded accretion expense of $7,754 (2013: $Nil) in respect of the accretion of this discount on this note.

In connection with the issuance of this note, the Company incurred deferred finance fees of $53,054 as follows:

(a)

The Company paid $2,500 and issued 10,000 common shares as a structuring fee, and paid $12,125 in legal fees and expenses incurred by the lender. The fair value of the common shares issued of $2,400, was determined with reference to the quoted market price of these shares on the commitment date of the convertible promissory note.

(b)

In addition, the Company paid a finder’s fee of $11,429 and 120,000 share purchase warrants. The share purchase warrants are exercisable into common shares of the Company at $0.2799 per share for a period of two years from the date of issuance. The fair value of the finder’s warrants of $18,400 was determined using an option pricing model under the following assumptions:

Risk-free interest rate	0.33%
Expected life (years)	2.00
Expected volatility (1)	211.16%
Stock price at issuance	$0.24
Dividend yields	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The deferred finance fees were recorded as a deferred finance charge and were being amortized to income over the term of the note using the effective interest method. During the three months ended April 30, 2014, the Company recorded financing expense of $3,607 (2013: $Nil) in respect of the amortization of these charges.

On April 7, 2014, the Company entered into a debt settlement agreement with this lender pursuant to which the Company agreed to exchange the remaining outstanding amount of $128,705 for the issuance of a new SPA note (Note 7(i)). The Company assessed the guidance under ASC 470-60 Troubled Debt Restructurings and determined that this guidance did not apply to the exchange of debt instruments. Under the guidance of ASC 470-50, the exchange was considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting. The Company calculated the fair value of the amended Note by discounting future cash flows using a discount rate representative of current borrowing rates for debt instruments and valuing the discount included in the amended Note with respect to its conversion into a Subsequent Financing (Note 7(i)). There was a trivial gain on settlement which was not recorded in these condensed consolidated interim financial statements.

(iii)

On November 13, 2013, the Company issued a promissory note in the principal amount of up to $500,000 plus accrued and unpaid interest and any other fees. On November 13, 2013, the Company received $100,000, after an OID of 10%, with the remaining balance of the note payable by the lender in such amounts and at such dates as the lender may choose in its sole discretion

The maturity date for the note was November 13, 2015. The principal sum, plus any accrued but unpaid interest thereon, of the note may be converted, at any time by lender, into shares of common stock of the Company at a price which is the lesser of $0.265 or 60% of the lowest trade price in the 25 trading days prior to the conversion (the “Conversion Price”).

The Company was permitted to repay the promissory note at any time on or before 90 days from November 13, 2013 with 0% interest. If the Company did not repay the promissory note within the 90 days then a one-time interest charge of 12% will be applied to the principal sum. The Company did not repay the note on or before 90 days from November 13, 2013 and consequently, a one-time interest charge of 12%, of $13,333, was applied to the principal balance outstanding. This one-time interest charge of $13,333 was accrued in the financial statements for the year ended January 31, 2014.

The Company granted piggyback registration rights to the lender in connection with the next registration statement to be filed with the Securities and Exchange Commission. The Company also agreed that the terms of the note will be amended if the Company issues any securities with terms more favorable than the terms contained in the note.

In connection with the issuance of this promissory note, the Company had agreed that the terms of the promissory note will be amended if any securities are issued, while the promissory note is outstanding, at terms more favorable to the terms contained in the promissory note, such that the more favorable terms would become part of the transaction documents of the Lender. This ratchet provision and conversion feature violated the fixed for fixed criteria resulting in the recording of a derivative financial instrument in the Company’s consolidated financial statements (Note 9).

The Company allocated the proceeds from the issuance of the promissory note first to the derivative financial instrument, at its fair value, with the remainder being allocated to the promissory note. The fair value of the derivative financial instrument of $155,500 at issuance resulted in a debt discount at issuance of $111,111, the entire principal balance of the promissory note. The remaining derivative financial instrument value over the proceeds of the debt at issuance of $55,500 was immediately expensed on the consolidated statement of comprehensive loss as derivative expense, during the year ended January 31, 2014. This discount was being amortized using the effective interest method over the term of the promissory note.

During the three months ended April 30, 2014, the Company recorded accretion expense of $1,375 (2013: $Nil) in accretion of this discount.

Subsequent to April 30, 2014, the Company entered into a Note Termination Agreement pursuant to which the Company agreed to settle the full amount outstanding under the Note in exchange for (i) a one-time cash payment of $175,000 and (ii) 330,000 common shares of the Company.

(iv)

On December 23, 2013, the Company entered into two securities purchase agreements (the “Securities Purchase Agreements”) dated December 23, 2013 with two lenders, whereby the Company could issue six convertible notes, each in the aggregate principal amount of $25,000 (each, a “Note”). The first two of the Notes were paid for by the lenders in cash (the “Cash Notes”) and the third, fourth, fifth and sixth of the Notes (the “Back End Notes”) were initially be paid for by the issuance of four offsetting $25,000 secured notes receivable issued to the Company by the lenders (each, a “Offsetting Note”), provided that prior to conversion of the four Back End Notes as described below, the lenders must have paid off the applicable Offsetting Note in cash.

The Cash Notes mature on September 23, 2014 and are accruing interest at the rate of 8% per annum. The principal sum and any accrued and unpaid interest of the Notes are convertible, at the option of the holder, at any time after 180 days after issuance, and after full cash payment for the shares convertible thereunder, at a price per share equal to 55% of the average of the two lowest closing bid prices as reported on the OTCQB for the ten prior trading days.

The Notes may be redeemed at any time on or before 180 after issuance, subject to redemption premiums of 20-40%. The notes may not be redeemed after 180 days.

The Cash Notes have been recorded as stock settled debt in accordance with ASC 480 whereby a put premium of $20,455 was recorded on each Cash Note and is being amortized using the effective interest method over the term of the respective Cash Note.

The Back End Notes have been presented net of their respecting Offsetting Note as these Notes have no substance until the applicable Offsetting Note has been paid for in cash by the Lender.

During the three months ended April 30, 2014, the Company recorded accretion expense of $11,662 (2013: $Nil) in accretion of these discounts.

In connection with the issuance of the Cash Notes, the Company incurred deferred finance fees of $8,000. The deferred finance fees were recorded as a deferred finance charge and are being amortized to income over the term of the Cash Notes using the effective interest method. During the three months ended April 30, 2014, the Company recorded financing expense of $2,508 (2013: $Nil) in respect of the amortization of these charges. Accumulated amortization as at April 30, 2014 was $3,564 (January 31, 2014: $1,056).

(v)

The Company entered into a securities purchase agreement dated December 30, 2013 (the “SPA”) with a lender, whereby the Company issued a convertible note in the aggregate principal amount of $83,500 (the “Note”).

The Note matures on September 17, 2014 and is accruing interest at a rate of 8% per annum. Any amount of principal or interest on the Note which is not paid when due will bear interest at the rate of 22% per annum from the due date until the same is paid.

The principal sum and any accrued and unpaid interest of the Note is convertible, at the option of the holder, at any time after 180 days after issuance, at a price for each share equal to 61% of the average of the three lowest closing bid prices as reported on the OTCQB for the ten prior trading days.

The Note may be redeemed at any time on or before 180 after issuance, subject to redemption premiums of 15-40%. The notes may not be redeemed after 180 days.

In connection with the issuance of this Note, the Company had agreed that the terms of the Note will be amended if any securities are issued, while the Note is outstanding, at terms more favorable to the terms contained in the Note, such that the more favorable terms would become part of the transaction documents of the Lender. This ratchet provision and conversion feature violated the fixed for fixed criteria resulting in the recording of a derivative financial instrument in the Company’s consolidated financial statements (Note 9).

The Company allocated the proceeds from the issuance of the Note first to the derivative financial instrument, at its fair value, with the remainder being allocated to the Note. The fair value of the derivative financial instrument of $8,376 at issuance resulted in a debt discount, which is being amortized using the effective interest method over the term of the Note.

During the three months ended April 30, 2014, the Company recorded accretion expense of $2,820 (2013: $Nil) in accretion of this discount.

In connection with the issuance of the Note, the Company incurred deferred finance fees of $11,500. The deferred finance fees were recorded as a deferred finance charge and are being amortized to income over the term of the Note using the effective interest method. During the three months ended April 30, 2014, the Company recorded financing expense of $3,800 (2013: $Nil) in respect of the amortization of these charges. Accumulated amortization as at April 30, 2014 was $5,120 (January 31, 2014: $1,320).

11.       Convertible Promissory Notes Payable

	2014	2013

Revolving Credit Facility, bearing interest at 12% per annum, due August 16, 2014(i)	$500,000	$500,000

Revolving Credit Facility, bearing interest at 12% per annum, due January 31, 2014(i)	275,000	-

Convertible promissory note payable, non-interest bearing, due February 9, 2014(ii)	128,704	-

Convertible promissory note payable, non-interest bearing, due November 13, 2014(iv) (Note 12)	124,444	-

Convertible promissory notes, bearing interest at 8% per annum, due September 23, 2014 (v)	91,688	-

Convertible promissory notes, bearing interest at 8% per annum, due September 17, 2014 (vi)	84,085	-

Less: debt discounts	(179,957)	(16,050)
	1,023,964	483,950
Less: current portion	(1,022,294)	(483,950)
	$1,670	$-

(i)	Revolving Credit Facilities with Kalamalka Partners

August, 2012 Credit Facility

On August 10, 2012, the Company and its wholly owned subsidiary, Naked, entered into the Agency Agreement with Kalamalka and certain lenders (the “Lenders”) as set out in the Agency Agreement whereby the Company agreed to borrow up to $800,000 from the Lenders under a revolving loan arrangement by the issuance of convertible promissory notes (the “Notes”) from time to time as such funds are required by the Company.

In connection with the closing of the Agency Agreement, the Company issued four convertible promissory notes in the aggregate principal amount of $400,000 (the “Closing Notes”) and an aggregate of 100,000 share purchase warrants to the Lenders (the “Lender Warrants”) exercisable into one common share of the Company as follows: 25,000 Lender Warrants exercisable at $0.25 until August 10, 2015, 25,000 Lender Warrants exercisable at $0.50 until August 10, 2015 and 50,000 Lender Warrants exercisable at $0.25 until August 10, 2014.

On December 21, 2012, the Company issued additional Notes in the principal amounts totaling $100,000. No additional lender warrants were issued in connection with this subsequent funding.

The Notes bear interest at 12% per annum, calculated and payable monthly. The principal amount outstanding under any Note and all accrued and unpaid interest therein, were initially convertible into common shares of the Company at $0.75 per share at any time at the option of the Lender. These terms were later amended, as set forth below.

The Notes are collateralized by a first priority general security agreement over the present and future assets of the Company.

The Notes may be prepaid at any time at the option of the Company with 60 days’ written notice to Kalamalka (the “Agent”) under the Agency Agreement. Prepayments must be accompanied by a 1% prepayment fee and the prepaid amount will form a pool of stand-by funds that will continue to accrue interest at a rate of 4% per annum, calculated and payable monthly.

Pursuant to the guidance of ASC 470-20 Debt with Conversion and Other Options, the Company allocated the proceeds from the issuance of the Closing Notes between the Closing Notes and the detachable Lender warrants using the relative fair value method. The fair value of the Lender Warrants of $22,100 at issuance resulted in a debt discount at issuance of $20,940, which is being amortized using the effective interest method over the term of the Notes. During the year ended January 31, 2014, the Company recorded accretion expense of $10,462 (2013: $4,890) in respect of the accretion of this discount and $59,618 (2013: $23,208), in interest in respect of these Notes.

In consideration for the convertible debt issued, the Company issued an aggregate of 1,148,000 share purchase warrants to non-lenders as follows: (i) 948,000 share purchase warrants to the Agent as consideration for facilitating the loan (the “Agent’s Warrants”), of which 448,000 were exercisable into common shares of the Company at $0.25 per share for a period of two years and 500,000 were exercisable into common shares of the Company at $0.50 per share for a period of two years; and (ii) 200,000 share purchase warrants to certain non-lenders as consideration for a $200,000 bridge loan provided to the Company prior to the closing of the Agency Agreement (the “Bridge Loan Warrants”), of which 125,000 Bridge Loan Warrants were exercisable into common shares of the Company at $0.25 per share for a period of three years and 75,000 Bridge Loan Warrants were exercisable into common shares of the Company at $0.50 per share for a period of three years. The fair value of the Agent’s Warrants and the Bridge Loan Warrants of $237,500 was recorded as a deferred financing charge and is being amortized to income over the term of the Notes using the effective interest method. During the year ended January 31, 2014, the Company had recorded financing expense of $99,694 (2013: $38,962) in respect of the amortization of these charges. Accumulated amortization as at January 31, 2014 was $138,656 (2013: $38,962).

Of the total Agent’s Warrants, 900,000 warrants are transferrable by the Agent and may be transferred by the Agent to certain lenders in accordance with additional funds received under the Agreement. As the amounts transferred to lenders subsequent to the closing of the Agreement are at the sole discretion of the Agent, the Company has included these warrants as a deferred financing fee which is being amortized over the term of the Agreement, and not as a discount on additional convertible notes as they are issued.

The fair value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants at issuance was determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	0.29%
Expected life (years)	2.20
Expected volatility (1)	201.94%
Estimated stock price at date of issuance (2)	$0.25
Dividend yields	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

(2) The estimated stock price of $0.25 per share was determined with reference to the subscription price of the most recent share offerings for which the funds raised were being used to provide financing to the Company. This was considered to be the most appropriate basis on which to estimate the fair value of the Company’s stock as, at the time of the transaction, the Company’s stock was not being traded on an active market.

Funds advanced under the loan were restricted for inventory and accounts receivable whereby we could fund up to 90% of the Company’s accounts receivable and inventory (the “Borrowing Margin Requirements”). “Inventory” includes raw materials in transit and in our possession, materials in the course of production, work in progress and unsold finished goods, all valued at cost. Receivables were marginable until 60 days from the invoice date, after which time such receivables had no value for margining purposes, except that up to $10,000 of receivables were marginable if such receivables were more than 60 days old but less than 90 days old.

During the year ended January 31, 2013, the Company’s borrowing exceeded the required margins and these Notes entered into default. As a result, on July 22, 2013, the Company entered into an Amendment Agreement with Kalamalka and the Lenders. Pursuant to the Amendment Agreement, the Company amended the Notes to reduce the conversion price from $0.75 to $0.50 per share and amended the terms of the Lender Warrants, Bridge Loan Warrants and Agent’s Warrants such that the expiry of all of the warrants was extended by three years. In addition, the Amendment Agreement reduced the total commitment of the revolving loan facility from $800,000 to the $500,000 already advanced.

The amendments were considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting and calculated a loss on extinguishment of debt of $485,704 as the premium of the aggregate fair value of the amended notes of $778,553 over their carrying values of $488,849 immediately prior to the amendments, plus the fair value of the modification of the Lender Warrants, Bridge Loan Warrants and Agent’s Warrants. The Company calculated the fair value of the amended convertible promissory notes by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the Black Scholes option pricing model to determine the fair value of the conversion features, using the following assumptions:

Risk-free interest rate	0.10%
Expected life (years)	1.07
Expected volatility (1)	151.47%
Stock price	$0.52
Dividend yields	0.00%

The fair value of the modification of the Lender Warrants, Bridge Loan Warrants and Agent’s Warrants of $196,000 was determined as the difference between the fair value of these warrants immediately prior to the amendments and the fair value of these warrants immediately after the amendment. The fair values were determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	1.03%
Expected life (years)	4.25
Expected volatility (1)	249.92%
Stock price at date of issuance	$0.52
Dividend yields	0.00%

(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The loss was recorded on the consolidated statement of operations during the year ended January 31, 2014, with a corresponding credit to additional paid in capital. In connection with the reduction in borrowing capacity, the Company wrote off $56,555 of unamortized deferred finance charges in proportion to the decrease in the borrowing capacity, and incurred $2,520 in deferred financing fees in connection with the amendments. This cost was recognized as finance charges on the consolidated statement of operations during the year ended January 31, 2014.

Subsequent to January 31, 2014, the Company entered into an Amendment Agreement dated April 4, 2014 (the “First Kalamalka Amendment Agreement”) with Kalamalka and certain of the Lenders as set out in the Amendment Agreement (collectively, the “First Tranche Lenders”) amending the Agency and Interlender Agreement dated August 10, 2012 (the “First Agency Agreement”). In connection with the First Agency Agreement, the Company amended several of the Notes in the aggregate principal amount of $400,000 (the “First Tranche Kalamalka Notes”) as follows; (i) the Company extended the due date of the First Tranche Kalamalka Notes to October 1, 2016; (ii) the Company reduced the interest rate accruing under the First Tranche Kalamalka Notes to 6% per annum, calculated and payable quarterly, in cash or in kind; (iv) the Company removed the Borrowing Margin Requirements; (iii) the Company amended the First Tranche Kalamalka Notes to reduce the conversion price from $0.50 per share to $0.25 per share; and (v) 500,000 share purchase warrants exercisable at a price of $0.50 until August 10, 2018 held by Kalamalka were exchanged for 600,000 New Warrants, as defined and described below.

As consideration for facilitating such amendments, the Company granted 1,200,000 share purchase warrants to the First Tranche Lenders and Kalamalka (the “New Warrants”).

Each New Warrant is exercisable into one common share at a price of $0.15 per share until April 4, 2019. The Company has the right to call the New Warrants if the volume weighted average closing price of the Company’s shares exceeds $0.30 per share for more than 20 consecutive trading days following the closing date. In that event, the New Warrants will expire 30 days following the date the Company delivers notice in writing to the warrant holders announcing the call of the New Warrants. In addition, the New Warrants contain piggyback registration rights on any subsequent registration statement filed with the Securities and Exchange Commission (the “SEC”), including, without limitation, any registration statement that may be required to be filed with the SEC in connection with the Subsequent Financing (Note 18).

Also in connection with the First Kalamalka Amendment Agreement, one First Tranche Lender was granted the right to exchange 100,000 share purchase warrants exercisable at a price of $0.50 until August 10, 2018 for 100,000 New Warrants.

Also subsequent to January 31, 2014, pursuant to a Conversion Agreement dated April 4, 2014, the remaining Notes in the aggregate principal amount of $100,000 plus $1,868 in accrued interest therein were settled by the issuance of 1,018,685 common shares of the Company at a conversion price of $0.10 per share.

November, 2013 Credit Facility

On November 14, 2013, the Company entered into an Agency and Interlender Agreement dated November 14, 2013 (the “Agency Agreement”) with Kalamalka, and certain lenders as set out in the Agency Agreement (the “Lenders”), whereby the Company agreed to borrow up to $300,000 from the Lenders from time to time (the “Loan”). In connection with the closing of the Agency Agreement, the Company issued: (i) two convertible promissory notes (collectively, the “Notes”) in the aggregate principal amount of $100,000 and (ii) an aggregate of 125,000 share purchase warrants (each, a “Lender Warrant”) to the Lenders. On November 26, 2013, the Company issued (i) additional Notes in the principal amounts totaling $100,000 and (ii) 125,000 additional Lender Warrants and on December 24, 2013 the Company issued (i) an additional Note in the principal amount of $75,000 and (ii) 115,000 additional Lender Warrants.

Each Lender Warrant is exercisable into one Share at a price of $0.10 per Share for a period of two years from the date of issuance.

Each Note was due on January 31, 2014 (the “Due Date”) and bears interest at the rate of 12% per annum, calculated daily and payable on the Due Date. The principal amount outstanding under any Note, and all accrued but unpaid interest thereon, may be converted into shares of common stock of the Company at a price of $0.25 per share at any time at the option of the respective Lender. Repayment of the Notes is secured by general security agreements dated November 14, 2013, as amended and restated, made by each of the Company and its wholly owned subsidiary in favour of Kalamalka, as agent for the Lenders.

As consideration for facilitating the Loans, the Company issued an aggregate of 362,500 warrants (the “Kalamalka Warrants”) to Kalamalka, each Kalamalka Warrant exercisable into Shares at a price of $0.10 per Share for two years from the date of issuance.

Pursuant to the guidance of ASC 470-20 Debt with Conversion and Other Options, the Company allocated the proceeds from the issuance of the Notes between the Notes and the detachable Lender warrants using the relative fair value method.

The Company recorded a beneficial conversion feature in the amount of $17,600 in respect of first tranche of $100,000 issued in connection with the closing of the Agency Agreement. The beneficial conversion feature was calculated based on a comparison of the proceeds of the Notes allocated to the Notes and the fair value of the common stock at the commitment date of the Notes.

The fair value of the Lender Warrants of $58,600 at issuance resulted in a debt discount of $41,225, and along with a beneficial conversion feature of $17,600, resulted in a total debt discount at issuance of $58,825, which was amortized using the effective interest method over the term of the Notes to January 31, 2014. During the year ended January 31, 2014, the Company recorded accretion expense of $58,825 (2013: $Nil) in respect of the accretion of this discount and $5,531 (2013: $Nil), in interest in respect of these Notes.

The fair value of the Agent’s Warrants of $67,600 was recorded as a deferred financing charge and was amortized to income over the term of the Notes to January 31, 2014 using the effective interest method.

The fair value of the Agents Warrants and the Lender Warrants at issuance was determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	0.63%
Expected life (years)	3.00
Expected volatility (1)	144.71%
Stock price at date of issuance	$0.20
Dividend yields	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

On January 31, 2014, the Company did not repay the Notes at maturity. Subsequent to January 31, 2014; the Company entered into an Amendment Agreement dated April 4, 2014 (the “Second Kalamalka Amendment Agreement”) with Kalamalka and certain lenders as set out in the Agreement (collectively, the “Second Tranche Lenders”) amending the Agency and Interlender Agreement dated November 14, 2013 (the “Second Agency Agreement”). In connection with the Second Agency Agreement, the Company amended certain convertible term promissory notes in the aggregate principal amount of $200,000 (the “Second Tranche Notes”) as follows; (i) the Company extended the due date of the Second Tranche Notes to October 1, 2016; (ii) the Company reduced the interest rate accruing under the Second Tranche Notes to 6% per annum, calculated and payable quarterly, in cash or in kind; and (iii) the Company removed the Borrowing Margin Requirements.

As consideration for facilitating such amendments, the Company granted 600,000 New Warrants to the Second Tranche Lenders and to Kalamalka.

Repayment of the First Tranche Notes and the Second Tranche Notes is collateralized by a general security agreement dated November 14, 2013, as amended on April 4, 2014 (the “Kalamalka Security Agreement”), made by the Company in favour of Kalamalka, as agent for the First Tranche Lenders and Second Tranche Lenders, which Kalamalka Security Agreement ranks pari passu with a Security Agreement entered into subsequent to January 31, 2014 (Note 18) as evidenced by an Interlender Agreement dated April 4, 2014 between CSD Holdings LLC, as Agent for the Purchasers (see Note 18), Kalamalka, First Tranche Lenders, Second Tranche Lenders, and the Company.

In addition, subsequent to January 31, 2014, the Company exchanged a Note with an outstanding amount of $76,388, including accrued interest of $1,388, for the issuance of a SPA Note in the same amount (Note 18).

(ii)

On October 4, 2013, the Company issued an OID (Original Issue Discount) convertible promissory note in the amount of $343,212. The purchase price for this note was $300,000. The note was to mature on February 9, 2014, and was repayable in eight equal instalments of $42,902 over the term of the note (each a “Regular Repayment”).

The note entitles the holder, at its election, at any time on or prior to maturity, to convert all or any portion of the principal amount and any interest outstanding thereon into shares of common stock of the Company at the price of $0.25 per share.

The amounts due under the note are collateralized by a personal guarantee of a director and officer of the Company, who also pledged 4,859,613 shares of his common stock to the lender as collateral.

As additional consideration for entering into the note, the Company issued 200,000 common shares to the lender (the “Fee Shares”). The fair value at issuance of the Fee Shares of $48,000, determined with reference to the quoted market price of these shares at the date of issuance, was recorded as a debt discount at issuance, which is being amortized using the effective interest method over the term of the note.

In addition, the lender is entitled to 5,000 common shares in the event the Company does not make a Regular Repayment when due and payable under the terms of the note. During the year ended January 31, 2014, the Company requested an extension on the third, fourth and fifth Regular Repayments and, consequently Company issued 15,000 common shares to the lender. The fair value of these shares of $2,100, which was determined with reference to the quoted market price of the Company’s stock on the commitment date, was recorded as a charge to general and administrative expense in the consolidated statement of operations for the year ended January 31, 2014.

The Company granted piggyback registration rights to the lender in respect of the Fee Shares pursuant to which the Company agreed to include such Fee Shares with the next registration statement to be filed with the Securities and Exchange Commission (the “SEC”). During the year ended January 31, 2014, the Company included these Fee Shares in a registration statement filed with the SEC pursuant to a registration rights agreement (Note 13).

During the year ended January 31, 2014, the Company recorded accretion expense of $83,458 (2013: $Nil) in respect of the accretion of this discount on this note.

In connection with the issuance of this note, the Company incurred deferred finance fees of $53,054 as follows:

(a)

The Company paid $2,500 and issued 10,000 common shares as a structuring fee, and paid $12,125 in legal fees and expenses incurred by the lender. The fair value of the common shares issued of $2,400, was determined with reference to the quoted market price of these shares on the commitment date of the convertible promissory note.

(b)

In addition, the Company paid a finder’s fee of $11,429 and 120,000 share purchase warrants. The share purchase warrants are exercisable into common shares of the Company at $0.2799 per share for a period of two years from the date of issuance. The fair value of the finder’s warrants of $18,400 was determined using an option pricing model under the following assumptions:

Risk-free interest rate	0.33%
Expected life (years)	2.00
Expected volatility (1)	211.16%
Stock price at issuance	$0.24
Dividend yields	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The deferred finance fees were recorded as a deferred finance charge and are being amortized to income over the term of the note using the effective interest method. During the year ended January 31, 2014, the Company recorded financing expense of $48,916 (2013: $Nil) in respect of the amortization of these charges. Accumulated amortization as at January 31, 2014 was $48,916 (2013: $Nil).

Subsequent to January 31, 2014, the Company did not make the sixth, seventh and eights Regular Repayments as due and the Company was required to issue 15,000 common shares to the Lender. In addition, the Company entered into a debt settlement agreement with this lender pursuant to which the Company agreed to exchange the remaining outstanding amount of $128,704 for the issuance of a new SPA note (Note 18).

(iii)

On June 12, 2013, the Company issued a promissory note in the principal amount of up to $500,000 plus accrued and unpaid interest and any other fees. On June 13, 2013, the Company received $150,000, after a 10% OID, with the remaining balance of the promissory note payable by the lender in such amounts and at such dates as the lender may choose in its sole discretion.

The maturity date for the promissory note was June 13, 2014. The principal sum, plus any accrued but unpaid interest thereon, of the promissory note was convertible, at any time by the lender, into shares of common stock of the Company at a price which was the lesser of $1.20 or 60% of the lowest trade price in the 25 trading days prior to the conversion (the “Conversion Price”).

The Company was permitted to repay the promissory note at any time on or before September 11, 2013 with no interest being applied. If the Company did not repay the promissory note by that date, then a one-time interest charge of 12% would be applied to the principal sum.

The Company repaid the promissory note in full before September 11, 2013, and no interest was applied.

In connection with the issuance of this promissory note, the Company had agreed that the terms of the promissory note will be amended if any securities are issued, while the promissory note is outstanding, at terms more favourable to the terms contained in the promissory note, such that the more favourable terms would become part of the transaction documents of the Lender. This ratchet provision and conversion feature violated the fixed for fixed criteria resulting in the recording of a derivative financial instrument in the Company’s consolidated financial statements (Note 12).

The Company allocated the proceeds from the issuance of the promissory note first to the derivative financial instrument, at its fair value, with the remainder being allocated to the promissory note. The fair value of the derivative financial instrument of $265,000 at issuance resulted in a debt discount at issuance of $166,667, the entire principal balance of the promissory note. The remaining derivative financial instrument value over the proceeds of the debt at issuance of $115,000 was immediately expensed on the consolidated statement of comprehensive loss as derivative expense, for the year ended January 31, 2014. This discount was being amortized using the effective interest method over the term of the promissory note.

During the year ended January 31, 2014, the Company recorded accretion expense of $166,667 (2013: $Nil) in accretion of this discount.

(iv)

On November 13, 2013, the Company issued a promissory note in the principal amount of up to $500,000 plus accrued and unpaid interest and any other fees. On November 13, 2013, the Company received $100,000, after an OID of 10%, with the remaining balance of the note payable by the lender in such amounts and at such dates as the lender may choose in its sole discretion

The maturity date for the note is November 13, 2015. The principal sum, plus any accrued but unpaid interest thereon, of the note may be converted, at any time by lender, into shares of common stock of the Company at a price which is the lesser of $0.265 or 60% of the lowest trade price in the 25 trading days prior to the conversion (the “Conversion Price”).

The Company was permitted to repay the promissory note at any time on or before 90 days from November 13, 2013 with 0% interest. If the Company did not repay the promissory note within the 90 days then a one-time interest charge of 12% will be applied to the principal sum. The Company did not repay the note subsequent to January 31, 2014 and consequently, a one-time interest charge of 12% was applied to the principal balance outstanding. This one- time interest charge of $13,333 was accrued in the financial statements for the year ended January 31, 2014.

The Company granted piggyback registration rights to the lender in connection with the next registration statement to be filed with the Securities and Exchange Commission. The Company also agreed that the terms of the note will be amended if the Company issues any securities with terms more favourable than the terms contained in the note.

In connection with the issuance of this promissory note, the Company had agreed that the terms of the promissory note will be amended if any securities are issued, while the promissory note is outstanding, at terms more favourable to the terms contained in the promissory note, such that the more favourable terms would become part of the transaction documents of the Lender. This ratchet provision and conversion feature violated the fixed for fixed criteria resulting in the recording of a derivative financial instrument in the Company’s consolidated financial statements (Note 12).

The Company allocated the proceeds from the issuance of the promissory note first to the derivative financial instrument, at its fair value, with the remainder being allocated to the promissory note. The fair value of the derivative financial instrument of $155,500 at issuance resulted in a debt discount at issuance of $111,111, the entire principal balance of the promissory note. The remaining derivative financial instrument value over the proceeds of the debt at issuance of $55,500 was immediately expensed on the consolidated statement of comprehensive loss as derivative expense, for the year ended January 31, 2014. This discount was being amortized using the effective interest method over the term of the promissory note.

During the year ended January 31, 2014, the Company recorded accretion expense of $670 (2013: $Nil) in accretion of this discount.

(v)

On December 23, 2013, the Company entered into two securities purchase agreements (the “Securities Purchase Agreements”) dated December 23, 2013 with two lenders, whereby the Company issued six convertible notes, each in the aggregate principal amount of $25,000 (each, a “Note”). The first two of the Notes were paid for by the lenders in cash (the “Cash Notes”) and the third, fourth, fifth and sixth of the Notes (the “Back End Notes”) were initially be paid for by the issuance of four offsetting $25,000 secured notes receivable issued to the Company by the lenders (each, a “Offsetting Note”), provided that prior to conversion of the four Back End Notes as described below, the lenders must have paid off the applicable Offsetting Note in cash.

The Cash Notes mature on September 23, 2014 and are accruing interest at the rate of 8% per annum. The principal sum and any accrued and unpaid interest of the Notes are convertible, at the option of the holder, at any time after 180 days after issuance, and after full cash payment for the shares convertible thereunder, at a price per share equal to 55% of the average of the two lowest closing bid prices as reported on the OTCQB for the ten prior trading days.

The Notes may be redeemed at any time on or before 180 after issuance, subject to redemption premiums of 20-40%. The notes may not be redeemed after 180 days.

The Cash Notes have been recorded as stock settled debt in accordance with ASC 480 whereby a put premium of $20,455 was recorded on each Cash Note and is being amortized using the effective interest method over the term of the respective Cash Note.

The Back End Notes have been presented net of their respecting Offsetting Note as these Notes have no substance until the applicable Offsetting Note has been paid for in cash by the Lender.

During the year ended January 31, 2014, the Company recorded accretion expense of $4,456 (2013: $Nil) in accretion of these discounts.

In connection with the issuance of the Cash Notes, the Company incurred deferred finance fees of $8,000. The deferred finance fees were recorded as a deferred finance charge and are being amortized to income over the term of the Cash Notes using the effective interest method. During the year ended January 31, 2014, the Company recorded financing expense of $1,056 (2013: $Nil) in respect of the amortization of these charges. Accumulated amortization as at January 31, 2014 was $1,056 (2013: $Nil).

(vi)

The Company entered into a securities purchase agreement dated December 30, 2013 (the “SPA”) with a lender, whereby the Company issued a convertible note in the aggregate principal amount of $83,500.00 (the “Note”).

The Note matures on September 17, 2014 and is accruing interest at a rate of 8% per annum. Any amount of principal or interest on the Note which is not paid when due will bear interest at the rate of 22% per annum from the due date until the same is paid.

The principal sum and any accrued and unpaid interest of the Note is convertible, at the option of the holder, at any time after 180 days after issuance, at a price for each share equal to 61% of the average of the three lowest closing bid prices as reported on the OTCQB for the ten prior trading days.

The Note may be redeemed at any time on or before 180 after issuance, subject to redemption premiums of 15-40%. The notes may not be redeemed after 180 days.

In connection with the issuance of this Note, the Company had agreed that the terms of the Note will be amended if any securities are issued, while the Note is outstanding, at terms more favourable to the terms contained in the Note, such that the more favourable terms would become part of the transaction documents of the Lender. This ratchet provision and conversion feature violated the fixed for fixed criteria resulting in the recording of a derivative financial instrument in the Company’s consolidated financial statements (Note 12).

The Company allocated the proceeds from the issuance of the Note first to the derivative financial instrument, at its fair value, with the remainder being allocated to the Note. The fair value of the derivative financial instrument of $8,376 at issuance resulted in a debt discount, which is being amortized using the effective interest method over the term of the Note.

During the year ended January 31, 2014, the Company recorded accretion expense of $989 (2013: $Nil) in accretion of this discount.

In connection with the issuance of the Note, the Company incurred deferred finance fees of $11,500. The deferred finance fees were recorded as a deferred finance charge and are being amortized to income over the term of the Note using the effective interest method. During the year ended January 31, 2014, the Company recorded financing expense of $1,320 (2013: $Nil) in respect of the amortization of these charges. Accumulated amortization as at January 31, 2014 was $1,320 (2013: $Nil).